Dividends	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Dividends
(35)	Dividends
The Group decreed dividends during ended December 31, 2019, based on the retained earnings as of December 31, 2018, and dividends were decreed by the Group during ended December 31, 2018, based on retained earnings as of December 31, 2017:

	December 31, 2019	December 31, 2018
Dividends decreed
Dividend - Ordinary shared	$9,862	$23,433
Dividend - Preferred shared	5,523	12,075

Total	$15,385	$35,508

The General Shareholders Meeting of Avianca Holdings S.A. at an ordinary session on March 22, 2019, agreed distribution of profits for the year 2018 as dividend to the shareholders preferent and ordinary of the Group that will be paid the amount of COP$50 (Preferred shared) and COP$46 (Ordinary shared) per share, respectively. The dividends decreed were paid on May 24, 2019 by the amount of
COP$16 and COP$3 per share, August 23, 2019 COP$16 and COP$3 per share and September 20, 2019 COP$18 and COP$40 per share, respectively.
The decree of dividends was made with a TRM of COP $3,082.45. The payment of the dividends was made to the corresponding TRM on the date on which the transaction was made.
The General Shareholders Meeting of Avianca Holdings S.A. at an ordinary session on March 16, 2018, agreed the project for the distribution of profits for the year 2017 as dividend to the shareholders of the Group that were paid the amount of COP$98.6 per share. The dividends declared were paid in four equal installments of COP$24.65 per share, on June 29, July 31, August 31 and September 28, 2018.
Dividends declared and paid to minority shareholding
During the year ended December 31, 2019 and, 2018, the subsidiaries with minority interest, declared and paid dividends as follows:

	December 31, 2019			December 31, 2018
Subsidiaries	Minority Interest	AVH Participation	Total Dividends	Minority Interest	AVH Participation	Total Dividends
LifeMiles Ltd (1) (2)	$36,000	$84,000	$120,000	$61,500	$143,500	$205,000
Turbo Prop Leasing Corp (2)	—	—	—	596	1,265	1,861

Total	$36,000	$84,000	$120,000	$62,096	$144,765	$206,861

(1)	The dividends received for AVH are eliminated in consolidation process.
(2)
As of December 31, 2019, there aren’t outstanding balances payable for dividends for minority interest. As of December 31, 2018, it is pending payment to the minority interest of LifeMiles (Advent) for $6,000.